Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill.
Schedule of goodwill

	December 31, 2022	December 31, 2023
	RMB	RMB
Goodwill	115,414	115,414
Less: impairment	(69,853)	(69,853)
Goodwill, net	45,561	45,561